Events occurring after the reporting date	6 Months Ended
Jul. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting date

Nasdaq Compliance

On April 26, 2021, the Group received a notice from Nasdaq’s Listing Qualifications Department stating that, for the 30 consecutive business days ending April 23, 2021, the closing bid price for the Ordinary Shares had been below the minimum of US$1.00 per share required for continued inclusion on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2). The notification letter stated that the Group would be afforded an initial 180 day period to regain compliance with the minimum bid price requirement. The notification letter also stated that in the event the Group did not regain compliance within the initial 180-day period, the Group could be eligible for additional time.

The Group did not regain compliance with the minimum bid price requirement during the initial 180-day period. However, on October 26, 2021, the Group received a notice from Nasdaq stating that Nasdaq’s staff had determined that the Group were eligible for an additional 180-day period (until April 25, 2022) within which to regain compliance. In order to regain compliance, the bid price for the Ordinary Shares must close at US$1.00 per share or more for a minimum of ten consecutive business days.

The Nasdaq notification did not have any immediate effect on the listing of the Ordinary Shares, and the Ordinary Shares continue to trade under the symbol “NAKD”. Naked management intends to actively monitor the bid price for the Ordinary Shares and will consider all available options to regain compliance with the minimum bid price requirement. The Group intends to cure the deficiency during the additional 180-day period by effecting a reverse stock split, if necessary.

Coronavirus (COVID-19) pandemic

The consequences of the Coronavirus (COVID-19) pandemic are continuing to be felt around the world, and its impact on the Group, if any, has been reflected in its published results to date. Whilst it would appear that control measures and related government policies have started to mitigate the risks caused by COVID-19, it is not possible at this time to state that the pandemic will not subsequently impact the Group’s operations going forward. Despite the new variant of the virus may cause continued lockdowns, it would have limited impact on FOH online, especially with the new variant of the virus that is causing or may cause significant continued lockdowns. The Group now has experience in the swift implementation of business continuation processes should future lockdowns of the population occur, and these processes continue to evolve to minimise any operational disruption. Management continues to monitor the situation both locally and internationally.

On August 23, 2021 the Company received a Drawdown Notice from Bendon Limited requesting a full drawdown of their NZ$7.0m (approximately US$4.9m) facility limit under their loan agreement entered as part of the Bendon Sale conditions. In accordance with the Notice and the terms of the loan agreement the funds were advanced on August 24, 2021. Under the loan agreement, the Company has agreed to provide a 5-year loan of up to NZ$7.0m (approximately US$4.9m) at an initial interest rate of 2.5% and, following Bendon obtaining additional external senior debt which the Buyers, an interest rate of 50 basis points above the rate of this senior debt. The Naked Facility will also be subordinated to this senior debt.

On September 22, 2021, the Group granted to Mr. Davis-Rice an incentive award, which provides that on the first, second and third anniversary of the grant of the award, Mr. Davis-Rice will be receive ordinary shares with a market value equal to 1.5% of the increase in the Group’s total market capitalization since the grant of the award. The market value of the ordinary shares to be issued and the total market capitalization will be determined based on the daily VWAP for the Group’s ordinary shares for the five trading days immediately prior to the applicable anniversary. The payment of the incentive award will be accelerated in the event of a change in control of the Company.